CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥) shares		Dec. 31, 2015 CNY (¥) shares
Restricted cash	¥ 1,218,286	[1]	¥ 483,965	[1]
Prepaid expenses and other assets	466,763		246,723
Loans at fair value	371,033		221,268
Held-to-maturity investments	98,917		30,000
Accounts payable	13,691	[2]	4,499	[2]
Amounts due to related parties	11,609		3,668
Liabilities from quality assurance program	1,471,000	[3]	546,332	[3]
Deferred revenue	164,318		117,484
Payable to investors at fair value	418,686		252,907
Accrued expenses and other liabilities	¥ 564,165		¥ 288,171
Ordinary shares:
Ordinary shares, authorized (in shares) | shares	500,000,000		500,000,000
Ordinary shares, issued (in shares) | shares	119,512,300		117,000,000
Ordinary shares, outstanding (in shares) | shares	119,512,300		117,000,000
Consolidated ABFE
Restricted cash	¥ 103,481		¥ 30,735
Prepaid expenses and other assets	1,056		1,376
Loans at fair value	371,033		221,268
Held-to-maturity investments	4,896		0
Accounts payable	147		0
Payable to investors at fair value	418,686		252,907
Accrued expenses and other liabilities	2,895		713
VIE Companies
Accounts payable	13,544		4,499
Amounts due to related parties	6,907		3,426
Liabilities from quality assurance program	1,471,000		546,332
Deferred revenue	164,318		117,484
Accrued expenses and other liabilities	¥ 507,890		¥ 244,438

[1]	The Company consolidated Huijin No. 28 Single Capital Trust E1, Yiren Elite Loan Trust Beneficial Right Asset Backed Special Plan, CreditEase Wealth Consumer Credit Investment Fund and Huijin No. 28 Single Capital Trust E2 as a whole, which are named “Assets Backed Financing Entities” or the “ABFE”, see Note 2.
[2]	VIE companies refers to Heng Cheng and Yi Ren Wealth Management, see Note 2.
[3]	Liabilities from quality assurance program refers to Liabilities from risk reserve fund guarantee in previous annual report.